Loans and asset quality - Nonperforming Assets (Details) - Domestic - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Impaired [Line Items]
With an allowance	$ 219	$ 38
Without an allowance	13	69
Total nonperforming loans	232	107
With an allowance, Other assets owned	0	0
Without an allowance, Other assets owned	5	2
Other assets owned	5	2
With an allowance, Total nonperforming assets	219	38
Without an allowance, Total nonperforming assets	18	71
Total nonperforming assets	237	109
Other residential mortgages
Financing Receivable, Impaired [Line Items]
With an allowance	23	30
Without an allowance	1	1
Total nonperforming loans	24	31
Wealth management mortgages
Financing Receivable, Impaired [Line Items]
With an allowance	7	8
Without an allowance	12	14
Total nonperforming loans	19	22
Commercial real estate
Financing Receivable, Impaired [Line Items]
With an allowance	189	0
Without an allowance	0	54
Total nonperforming loans	$ 189	$ 54